Segment Reporting - Summary of Revenue from External Customers Classified Based on Geographical Locations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 414,190	$ 345,670	$ 292,124
Indonesia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	24,120	23,023	9,601
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	122,647	109,652	101,731
Thailand [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	133,782	119,969	105,607
Vietnam [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	98,009	61,354	45,809
Rest of the World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 35,632	$ 31,672	$ 29,376